Offerings	Apr. 23, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.001 per share
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 4,859,643.61
Fee Rate	0.01381%
Amount of Registration Fee	$ 671.12
Offering Note	(1) The aggregate maximum offering price of all securities issued or issuable by Cocrystal Pharma, Inc. (the "Registrant") that are registered pursuant to this Registration Statement shall not exceed $150,000,000. The proposed maximum aggregate offering price is estimated solely for the purpose of computing the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 (the "Securities Act"). (2) Units may consist of one or more shares of common stock, preferred stock, or warrants issued by the Registrant, other property, or any combination thereof. (3) Pursuant to Rule 415(a)(6) under the Securities Act, the Registrant is registering hereby $145,140,356 of unsold securities (the "Unsold Securities") previously registered under the Registrant's prior registration statement on Form S-3 (File No. 333-271883) filed on May 12, 2023, as amended on May 24, 2023 (the "Prior Registration Statement"). The registration fee of $15,994.47 relating to the Unsold Securities, which the Registrant previously paid, will continue to be applied to those Unsold Securities pursuant to Rule 415(a)(6), representing $20,043.88 of registration fee at the current fee rate for purposes of this Registration Statement, and no additional registration fee is being paid as to those Unsold Securities. Pursuant to Rule 415(a)(6), the offering of such Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement. In addition to Unsold Securities being carried forward from the Prior Registration Statement, the Registrant is also registering hereby the offer and sale of an additional $4,859,643 of new securities for which the Registrant is paying a registration fee of $671.12.
Offering: 6
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-271883
Carry Forward Initial Effective Date	May 26, 2023
Offering: 7
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.001 per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-271883
Carry Forward Initial Effective Date	May 26, 2023
Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants
Carry Forward Form Type	S-3
Carry Forward File Number	333-271883
Carry Forward Initial Effective Date	May 26, 2023
Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Units
Carry Forward Form Type	S-3
Carry Forward File Number	333-271883
Carry Forward Initial Effective Date	May 26, 2023
Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 145,140,356.39
Carry Forward Form Type	S-3
Carry Forward File Number	333-271883
Carry Forward Initial Effective Date	May 26, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 20,043.88
Offering Note	(1) The aggregate maximum offering price of all securities issued or issuable by Cocrystal Pharma, Inc. (the "Registrant") that are registered pursuant to this Registration Statement shall not exceed $150,000,000. The proposed maximum aggregate offering price is estimated solely for the purpose of computing the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 (the "Securities Act"). (2) Units may consist of one or more shares of common stock, preferred stock, or warrants issued by the Registrant, other property, or any combination thereof. (3) Pursuant to Rule 415(a)(6) under the Securities Act, the Registrant is registering hereby $145,140,356 of unsold securities (the "Unsold Securities") previously registered under the Registrant's prior registration statement on Form S-3 (File No. 333-271883) filed on May 12, 2023, as amended on May 24, 2023 (the "Prior Registration Statement"). The registration fee of $15,994.47 relating to the Unsold Securities, which the Registrant previously paid, will continue to be applied to those Unsold Securities pursuant to Rule 415(a)(6), representing $20,043.88 of registration fee at the current fee rate for purposes of this Registration Statement, and no additional registration fee is being paid as to those Unsold Securities. Pursuant to Rule 415(a)(6), the offering of such Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement. In addition to Unsold Securities being carried forward from the Prior Registration Statement, the Registrant is also registering hereby the offer and sale of an additional $4,859,643 of new securities for which the Registrant is paying a registration fee of $671.12. (4) Pursuant to Rule 415(a)(5) under the Securities Act, the Registrant may continue to offer and sell Unsold Securities under the Prior Registration Statement until the earlier of (i) the date on which this Registration Statement is declared effective by the Securities and Exchange Commission, and (ii) November 22, 2026, which is 180 days after the third-year anniversary of the effective date of the Prior Registration Statement (the "Expiration Date"). Pursuant to Rule 415(a)(6) under the Securities Act, if on or prior to the Expiration Date the Registrant sells Unsold Securities under the Prior Registration Statement, the Registrant shall file a pre-effective amendment to this Registration Statement to update the amount of Unsold Securities which are being registered under this Registration Statement, and upon effectiveness of this Registration Statement may continue to offer and sell such Unsold Securities under this Registration Statement.